Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Nov. 28, 2011
O'Shaughnessy All Cap Core Fund (First Prospectus Summary) | O'Shaughnessy All Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	O'Shaughnessy All Cap Core Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund's investment objective is to seek long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the
O'Shaughnessy Funds' Class A shares. More information about these and other discounts is available from your financial professional and in the "Shareholder
Information" section on page 27 of the Fund's Prospectus and the "Additional
Purchase and Redemption Information" section on page 37 of the Fund's Statement of Additional Information ("SAI").

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.27% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.27%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the O'Shaughnessy Funds' Class A shares.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies of the Fund
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests primarily in a diversified portfolio of common stocks and other equity securities of companies of all sizes. The Adviser employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data. The
Adviser screens securities for attractive growth and value characteristics using a factor-based model. In selecting value securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, sales over the previous twelve months, trading volume and cash flow. In selecting growth securities, the Adviser evaluates factors that may include, but are not limited to: market capitalization, trading volume, valuation metrics, earnings and price momentum over time. The Adviser may eliminate or substitute factors at its discretion. Portfolio securities may be sold generally upon periodic rebalancings of the Fund's portfolio. The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria. The Fund may from time to time emphasize investment in certain sectors of the market.

The Fund invests primarily in common stocks and other equity securities, including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest up to 50% of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in real estate investment trusts ("REITs") or foreign real estate companies. The Fund may invest up to 10% of its total assets in other investment companies, including exchange-traded funds ("ETFs"). The Fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes and to mitigate risks. In general terms, a derivative instrument is one whose value depends on
(or is derived from) the value of an underlying asset, interest rate or index. The Adviser expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
Losing all or a portion of your investment is a risk of investing in the
Fund. The following principal risks could affect the value of your investment:

·  Market Risk and Equity Risk. Market risk is the possibility that the market value of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. Securities' prices of small- and medium-sized companies often fluctuate more and may fall more than the securities' prices of larger-sized, more established companies. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to meet the Fund's investment objective.

·  Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the
   Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

·  Foreign Securities Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

·  REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

·  Newer Fund Risk. The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Losing all or a portion of your investment is a risk of investing in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.osam.com or by calling the Fund toll-free at
1-877-291-7827.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	When the Fund has been in operation for a full calendar year, performance information will be shown here.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-291-7827
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.osam.com
O'Shaughnessy All Cap Core Fund (First Prospectus Summary) | O'Shaughnessy All Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-28
O'Shaughnessy All Cap Core Fund (First Prospectus Summary) | O'Shaughnessy All Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-28
O'Shaughnessy All Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.95%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.75%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	646
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,199
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,777
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,339
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	646
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,199
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,777
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,339
O'Shaughnessy All Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder Servicing Plan Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	rr_OtherExpensesOverAssets	1.81%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.36%	[1]
Less: Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.00%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	303
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	907
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,633
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,557
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	203
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	907
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,633
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,557

[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to acquired fund fees and expenses ("AFFE").
[2]	O'Shaughnessy Asset Management, LLC (the "Adviser") has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.24% of average daily net assets of the Fund's Class A shares and 1.99% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least November 28, 2012, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.